Issuances of Securities (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants [Member]
Number of units total warrants outstanding, beginning	412,500
Number of units total warrants outstanding, ending	412,500	412,500
Weighted Average Exercise Price
Weighted average total warrants outstanding, beginning	$ 0.14
Weighted average warrants granted	0
Weighted average warrants exercised	0
Weighted average warrants cancelled/forfeited	0
Weighted average total warrants outstanding, ending	$ 0.14	$ 0.14
Warrants [Member]
Number of units total warrants outstanding, beginning	412,500	0
Warrants granted		412,500
Warrants Exercised		0
Warrants Cancelled/Forfeited		0
Number of units total warrants outstanding, ending		412,500
Weighted Average Exercise Price
Weighted average total warrants outstanding, beginning	$ 0.14	$ 0
Weighted average warrants granted		0.14
Weighted average warrants exercised		0
Weighted average warrants cancelled/forfeited		0
Weighted average total warrants outstanding, ending		$ 0.14